ORGANIZATION AND BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2014
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1: ORGANIZATION AND BASIS OF PRESENTATION

The accompanying unaudited interim financial statements of AudioEye, Inc. and its wholly-owned subsidiary (collectively, the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission, and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 31, 2014.

In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements that would substantially duplicate the disclosures contained in the audited financial statements for the year ended December 31, 2013 as reported in the Company’s Annual Report on Form 10-K have been omitted.

Corporate Information and Background

AudioEye, Inc. was formed as a Delaware corporation on May 20, 2005. The Company focuses on working to improve the mobility, usability and accessibility of all Internet-based content through the development, sale, licensing and use of its proprietary accessibility technologies. Audio Internet® is a technology that utilizes patented architecture to deliver a fully accessible audio equivalent of a visual website or mobile website in a compliant format that can be navigated, utilized, interacted with, and transacted from, without the use of a monitor or mouse, by individuals with visual impairments. For individuals with hearing impairments, Audio Internet® provides captioning for websites, and the challenges of reaching those with other impairments are also addressed by the technology platform.

Complete with an ever-growing suite of utilities tailored to the needs of different disabled users, the AudioEye® Audio Internet® Accessibility Platform is a fully scalable cloud-based solution designed and developed to meet the needs and compliance mandates for an ever-growing demographic.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year presentation.

Revenue Recognition

Revenue is recognized when all applicable recognition criteria have been met, which generally include: (a) persuasive evidence of an existing arrangement; (b) a fixed or determinable price; (c) delivery has occurred or service has been rendered; and (d) the collectability of the sales price is reasonably assured. For software and technology development contracts where applicable, the Company recognizes revenues on a percentage of completion method based upon several factors including but not limited to: (a) an estimate of total hours and milestones to complete; (b) the total hours completed; (c) the delivery of services rendered; (d) the change in estimates; and (e) the collectability of the contract.

Licensing revenues for intangible assets, including intellectual property such as patents and trademarks, are recognized when all applicable criteria have been met: (a) persuasive evidence of an existing arrangement; (b) a fixed or determinable price; (c) the delivery has occurred or service has been rendered; and (d) the collectability of the sales price is reasonably assured. Licensing revenues are recognized over the term of the contract or, in the case of a perpetual license, revenues are recognized in the period the criteria have been met. In transactions where the Company engages in a non-cash exchange for a license of the Company for the license of the Company’s customer, the Company follows ASC 985-605 and ASC 958-845-10. The licenses received from the Company’s customers are sold, licensed or leased in a different line of business from the Company license delivered to the Company’s customers in the exchange. The fair value of the technology or products exchanged or received is determinable within reasonable limits and used to determine vendor-specific objective evidence with the purpose to enhance product offerings for the sale or license to third parties. The Company uses fair value guidance of the vendor-specific objective evidence of fair value (“VSOE”) under ASC 985-605. The contracts are then evaluted for commercial substance, including that the licenses received by the Company in the exchange are expected, at the time of the exchange, to be deployed and used by the software vendor and the value ascribed to the transaction reasonably reflects such expected use.  For the three months ended March 31, 2014, the Company sold one license for cash of $225,000 and exchanged the same license to three other customers for licenses to their intellectual property. The three licenses exhanged were determined to meet the aforementioned criteria and were each recognized as revenue and intangible assets for $225,000 each for a total of $675,000.